Advances for Vessels (Tables)	12 Months Ended
Dec. 31, 2018
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessel Acquisition and Vessels under Construction
Advances for vessels are comprised of the following:

Balance, January 1, 2017	$13,007
Additions for advances, including capitalized expenses and interest	58,150
Transferred to vessel cost (refer to Note 4)	(67,504)
Balance, December 31, 2017	3,653
Additions for advances, including capitalized expenses and interest	65,425
Transferred to vessel cost (refer to Note 4)	(60,482)
Balance, December 31, 2018	$8,596